INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES

6.INVENTORIES

Inventories are summarized as follows:

	December 31,
	2011	2012
	RMB	RMB	US$

New motor vehicles	489,707	380,705	61,108
Spare parts and accessories	26,549	52,017	8,349

	516,256	432,722	69,457

No inventory obsolescence provision was recognized as of December 31, 2011 and 2012.

As of December 31, 2011 and 2012, cost of inventories and cost of leased automobiles held for sale were not reduced by rebates received from automobile manufacturers, as no new or leased automobiles purchased were still held by the Group at the balance sheet date. For the years ended December 31, 2010, 2011 and 2012, cost of goods sold was reduced by RMB194,166, RMB96,072 and RMB157,260 (US$25,242), respectively, for rebates received from automobile manufacturers related to new motor vehicles purchased and sold during the reporting period.